Related party disclosures - Remuneration of KMP (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related party disclosures
Short-term benefits	$ 22,430,187	$ 24,200,581
Post employment benefits	601,682	653,948
Other long-term benefits	147,090	124,524
Termination benefits	1,187,215	2,243,696
Share-based payments	13,494,675	12,115,309
Total	37,860,849	39,338,058
Parent Entity
Related party disclosures
Short-term benefits	21,252,526	23,079,280
Post employment benefits	487,514	545,877
Other long-term benefits	147,090	124,524
Termination benefits	1,187,215	2,243,696
Share-based payments	12,904,703	11,891,992
Total	$ 35,979,048	$ 37,885,369